Basis of preparation, significant judgments, and accounting policies	12 Months Ended
Dec. 31, 2025
Basis of preparation, significant judgments, and accounting policies [Abstract]
Basis of preparation, significant judgments, and accounting policies
2. Basis of preparation, significant judgments, and accounting policies

Basis of preparation

Compliance with IFRS Accounting Standards

The consolidated financial statements for the year ended December 31, 2025, have been prepared in accordance with IFRS Accounting Standards as adopted by the International Accounting Standards Board (“IASB”). These consolidated financial statements are presented in U.S. dollar (“USD” or “$”), which is the Company’s functional currency and the Group’s presentation currency. The financial statements have been prepared under the historical cost convention aside from the measurement at fair value of all investments in money market funds and marketable securities and the measurement of share-based payments at initial date of award.

The financial information presented in this report does not represent full statutory accounts as defined by the Companies Act 2014. The statutory accounts of GH Research PLC for the year ended December 31, 2025, are expected to be filed with the Companies Registration Office by November 26, 2026.

New and amended IFRS Accounting Standards

There are no new IFRS Accounting Standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2025, that are relevant to the Group and that have had any material impact on the consolidated financial statements. The review of the impact of new standards on the Group’s financial statements which are not yet effective and which have not been early adopted by the Group is ongoing. This includes the recently issued IFRS 18 “Presentation and Disclosure in Financial Statements”. IFRS 18 will replace IAS 1 “Presentation of financial statements”, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Management is currently assessing the detailed implications of applying the new standard on the Group’s financial statements.

Going concern basis

GH Research is a clinical-stage biopharmaceutical company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. Research and development expenses have been incurred from the start of the Group’s activities, generating negative cash flows from operating activities since formation.

Since its incorporation, the Group has funded its growth through capital increases. The Group has no bank loans or other debt outstanding, except lease liabilities, as of December 31, 2025. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans.

As of December 31, 2025, the Group’s cash and cash equivalents amounted to $246.3 million (December 31, 2024: $100.8 million). The Group also held marketable securities of $34.5 million and other financial assets of $nil as of December 31, 2025 (December 31, 2024: marketable securities of $62.4 million and other financial assets of $19.4 million). The Group’s marketable securities are quoted in active markets and are an additional source of liquidity.

The Board of Directors believes that the Group has sufficient financial resources available to cover its planned cash outflows for at least the next twelve months from the date of issuance of these consolidated financial statements. The Group, therefore, continues to adopt the going concern basis in preparing its consolidated financial statements.

Use of estimates and judgments

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are as follows:

Functional currency
As explained in this Note and in Note 19, the functional currency of the subsidiary, GH Research Ireland Limited, is euro. Judgment was applied in the determination that euro was the appropriate functional currency of the subsidiary. The principal consideration supporting this decision was made by reference to the current activities the subsidiary undertakes which is the execution of clinical trials for which the costs are primarily in euro. Judgment was also applied in the determination that the U.S. dollar is the functional currency of the parent company with the principal considerations being that most of the expenses incurred and all funding raised are in U.S. dollars.

Share-based compensation expense
In preparing the share based-compensation expense in prior periods, the expected volatility assumption was based on selected volatility determined by median values observed among other comparable public companies.

In preparing the share-based compensation expense for these consolidated financial statements, the Group has used a blended rate taking into account its own historical volatility alongside other comparable public companies. This change has been made due to the historical share price information now available for the Group. Judgment has been applied, for all periods presented, in the selection of comparable public companies and of the relevant period of observation used to determine the values.

Prepaid and Accrued Research and Development Expenses

The Group has entered into various research and development contracts with research institutions and other companies. As part of preparing the consolidated financial statements, the Group is required to estimate the prepaid and accrued research and development expenses. This process involves reviewing open contracts, communicating with our personnel to identify services which have been performed on the Group’s behalf and estimating the level of service which has been performed and the associated cost relating to that service when the Group has not yet been invoiced or otherwise notified of actual costs. Estimates of our prepaid and accrued research and development expenses are made at each balance sheet date based on the facts and circumstances known at the time. The estimate of prepaid and accrued research and development expenses is dependent, in part, upon the receipt of timely and accurate information from CROs and other third party-service providers. Although the Group does not expect the estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed may vary and may result in reporting that is too high or too low in any particular period.

Deferred tax balances and the valuation of tax operating losses
During the period from incorporation of GH Research Ireland Limited to December 31, 2025, the Group has incurred losses, which are a potential benefit in the event that the Group reports a taxable profit in the future. In preparing these financial statements, the Group has assessed that the likelihood of a taxable profit is currently not sufficiently certain for these potential benefits to be recognized as a deferred tax asset. This assessment is based on the status of the research into the Group’s principal investigational product and the significant challenges that remain before operating profits can be assured (refer to Note 7, “Deferred income taxes”).

Research and development tax credits
As a Group, we carry out extensive research and development activities and have assessed whether those activities qualify for a credit under the Irish research and development tax legislation. Qualifying expenditures largely comprise employment costs for research staff for which an estimate of time spent directly or indirectly supporting the pursuit of research and development activities is made, consumables and outsourced contract research organization costs. Judgment is made by management in determining the expenditure which is considered qualifying.

During the year ended December 31, 2025, $3.4 million relating to the research and development tax credit has been recognized (2024: $2.6 million). Included in this amount is an estimate of the claim for the year ended December 31, 2025 (2024: estimate relating to a component of the claim for the year ended December 31, 2024, as reasonable assurance on the remaining components of that claim had not been achieved at that date).

A portion of the research and development tax credit claimed remains unrecognized at December 31, 2025, as management has assessed that some uncertainty remains and therefore, reasonable assurance has not been achieved. Reasonable assurance is achieved using internal experience, judgment and assistance from our professional advisors. If the portion of the research and development tax credit which remains unrecognized at December 31, 2025, increased or decreased by 5%, this would not have a material impact on the financial statements.

Material accounting policies

Consolidation

The consolidated financial statements incorporate the financial statements of the Company and its subsidiary, GH Research Ireland Limited. Subsidiaries are all entities over which the Company has control. Control is achieved when the Company has power over an entity, is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. All intercompany transactions have been eliminated.

Foreign currency translation

The functional currency of the Company is the U.S. dollar given it is listed on Nasdaq and its fundraising activities and most of its expenses incurred are in U.S. dollars. The functional currency of its subsidiary, GH Research Ireland Limited, is euro due to its expenses being mainly incurred in euro. These consolidated financial statements are presented in U.S. dollar which is the Group’s presentation currency.

Items included in the financial statements of the Company’s subsidiary are measured using the currency of the primary economic environment in which the entity operates, which is the euro.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the consolidated statement of financial position date. On consolidation, the subsidiary’s assets and liabilities are translated to the Group’s presentation currency and the resulting foreign currency difference goes through the foreign currency translation reserve.

Cash and cash equivalents

Cash and cash equivalents represent cash held in bank current accounts with original maturities of less than three months and investments which are readily convertible to a known amount of cash and are subject to insignificant changes in value. Cash and cash equivalents are carried at amortized cost or, in the case of investments in money market funds, at fair value through profit or loss as the cash flows from these funds do not represent solely payments of principal and interest. The Group’s determination of its investments as cash equivalents requires judgment, which includes assessing the ability to readily convert an instrument into cash.

The Group’s cash balance is maintained with well established, highly rated financial institutions. The majority of the cash balance is held in U.S. dollars.

Financial assets

A financial asset is recognized in the statement of financial position when the Group becomes a party to its contractual provisions. At initial recognition, a financial asset is measured at fair value, adjusted for directly attributable transaction costs, with the exception of financial assets at fair value through profit and loss (“FVTPL”), which are measured at fair value and is assigned one of the following classifications for the purpose of subsequent measurement:

•	financial asset at amortized cost;

•	financial asset at fair value through other comprehensive income (“FVOCI”); or

•	financial asset at FVTPL.

The Group determines the appropriate classification based on the contractual cash flow characteristics of the financial asset and the objective of the business model within which the financial asset is held. In determining the business model for a group of financial assets, the Group considers factors such as, how performance is evaluated and reported within the Group, the risks that impact performance and how they are managed, and the expected frequency, value and timing of sales of financial assets.

In considering the contractual cash flow characteristics of a financial asset, the Group determines whether the contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding. In making this determination, the Group assesses whether the financial asset contains a contractual term that could change the timing or amount of the contractual cash flows such that it would not meet this condition.

Financial assets are derecognized when the Group’s contractual rights to the cash flows from the financial asset expire, are extinguished or transferred to a third party.

Marketable securities are mainly comprised of investment grade bonds. At initial recognition, marketable securities are measured at fair value and subsequently at FVOCI when both of the following conditions are met:

•	The asset has contractual terms that give rise to cash flows on specified dates that are solely payments of principal and interest on the principal outstanding; and

•	The asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling those assets.

Purchases and sales of instruments are recognized on the trade date with gains and losses arising from changes in fair value included in Other Comprehensive Income, (“OCI”). Interest income, using the effective interest rate method, is recognized in the income statement. An impairment loss allowance is recognized for expected credit losses (“ECL”). The impairment loss allowance does not reduce the carrying value of the asset but an amount equal to the allowance is recognized in OCI, as an accumulated impairment amount, with corresponding impairment gains or losses recognized in the income statement. On derecognition, the cumulative gain or loss previously recognized in OCI is reclassified to the income statement.

Other financial assets represent money market funds with a weighted average maturity of more than 90 days and are carried at fair value through profit or loss as the cash flows from these funds do not represent solely payments of principal and interest.

Property, plant and equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Equipment	3 years

Leases and right-of-use assets
The Group recognizes a right-of-use (“ROU”) asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. Under IFRS 16, the Group recognizes a ROU asset and a lease liability at the lease commencement date at the present value of the future lease payments, discounted at the Group’s incremental borrowing rate. The ROU asset is subsequently depreciated using the straight-line method over the lease term within depreciation expenses and an interest expense on lease liabilities is recognized within finance expense in the Group’s consolidated statement of comprehensive loss. The interest expense is calculated based on the incremental borrowing rate of the Group.

For short-term or low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

Trade payables and other current liabilities

Trade payables and other current liabilities are recognized initially at fair value and subsequently measured at amortized cost.

Share-based compensation expense

The fair value of options granted under the share option plan is recognized as a share-based compensation expense with a corresponding increase in equity. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

Share capital and additional paid-in capital

Share capital

Share capital represents the nominal value of outstanding shares (see Note 16, “Share capital and reserves”).

Additional paid-in capital

Amounts of contribution in excess of nominal value are accounted for as additional paid-in capital. Incremental costs directly attributable to equity transactions such as the issue of new capital shares are shown in equity as a deduction, net of tax, from the proceeds within additional paid-in capital. Transaction costs that relate to equity and non-equity transactions are allocated to those transactions using a basis of allocation that is rational and consistent with similar transactions. If the equity instruments are not subsequently issued, the transaction costs would be expensed.

Research and development expenses
Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, travel, and external costs of outside vendors engaged to conduct clinical development activities, clinical trials, technical development activities and the cost to manufacture clinical trial materials.

Research expenditure is recognized as an expense in the year in which it is incurred. Internal development expenditure is capitalized only if it meets the recognition criteria of IAS 38 “Intangible Assets”. Where regulatory and other uncertainties are such that the criteria are not met, the expenditure is recognized in the statement of comprehensive loss. When certain criteria are met, the Group may capitalize and amortize on a straight-line basis over its estimated useful life, internal development expenditures. To date, the Group has not capitalized any R&D expenses.

General and administrative expenses

General and administrative expenses relate to the administration of the Group including salaries, share-based compensation and benefits, travel and external costs including legal and professional fees.

Research and development tax credits

Research and development tax credits are available to the Group under the tax laws in Ireland based on qualifying research and development spend as defined under those tax laws. Research and development tax credits are recognized at their fair value where there is reasonable assurance that the tax credits will be received and the Group will comply with all conditions attaching to them. Upon recognition, the tax credits are deducted from the relevant operating expenses amount, if the related amounts were previously expensed as incurred, or deducted in arriving at the carrying value of the related asset, if the related costs had been capitalized.

Finance income and expense

The Group’s finance income and expense includes:

•	Interest income on cash and cash equivalents, other financial assets and marketable securities;

•	Interest expense; and

•	Net gain or loss on financial assets classified at FVTPL.

Interest income or expense is recognized using the effective interest rate method. The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial instrument to the gross carrying value of the financial asset. Amounts received from money market funds, other than those related to the sale of units, are recognized when the right to payment is established which generally occurs on receipt of the related funds.

Current and deferred income tax

The tax expense for the financial year comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case the related tax is recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date where the Group generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Taxes on income are accrued in the same financial year as the income and expenses to which they relate. Current income tax assets and liabilities for the current financial year are measured at the amount expected to be recovered from or paid to the tax authorities.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences or the unused tax losses can be utilized. Deferred income tax assets from tax credit carry-forwards are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable.

Contingencies

The Group assesses the likelihood of any adverse outcomes as a contingency, including legal matters. Provisions for such contingencies are recorded where it is probable that a liability will be incurred and the amount of that loss can be reliably estimated. A contingent liability is disclosed where the existence of the obligation will only be confirmed by future events, or where the amount of the obligation cannot be measured reliably.

Segment reporting

Management considers the Group to have only a single segment: Research and Development (“R&D”). This is consistent with the way that information is reported internally within the Group for the purpose of allocating resources and assessing performance.

Loss per share

Basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the year.